Offerings - Offering: 1	Aug. 15, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Maximum Aggregate Offering Price	$ 200,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 30,620
Offering Note	The filing fee is calculated in accordance with 457(r) of the Securities Act of 1933, as amended (the “Securities Act”). In accordance with Rules 456(b) and 457(r) under the Securities Act, the Registrant initially deferred payment of all of the registration fee for Registration Statement on Form S-3ASR (Registration No. 333-285426) filed on February 28, 2025 (the "Registration Statement"). This “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” filed as Exhibit 107 to the Registration Statement in accordance with Rules 456(b) and 457(r) under the Securities Act.